COMMITMENTS AND CONTINGENCIES (Details Narrative)			12 Months Ended
	Jun. 23, 2025 shares	Feb. 01, 2025 USD ($) ft²	Dec. 31, 2024 USD ($) ft²
Defined Benefit Plan Disclosure [Line Items]
Area of land | ft²		5,000	5,000
Payments for rent		$ 5,500	$ 5,000
Other expenses			$ 5,000
Lease term		36 months
Lease expiration date		Jan. 31, 2028
Incremental borrowing rate		10.00%
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares purchased | shares	10,000,000
Sale of stock description	The amount that we shall be entitled to sell to Investor shall be equal to two hundred percent (200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000.